UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

ASA GOLD AND PRECIOUS METALS LIMITED
SCHEDULE OF INVESTMENTS (UNAUDITED)
AUGUST 31, 2011

Name of Company	Shares / Principal Amount	Fair Value	Percent of Net Assets

Common Shares

Gold and Silver investments
Gold mining, exploration, development and royalty companies

Australia
Centamin Egypt Limited (1)	3,250,000	$5,651,018	0.8%
Newcrest Mining Limited - ADRs	1,665,000	71,747,597	10.6

		77,398,615	11.4

Canada
Agnico-Eagle Mines Limited	525,000	36,267,000	5.4
Alacer Gold Corporation (1)	1,343,400	15,128,193	2.2
Barrick Gold Corporation	1,250,000	63,437,500	9.4
Centerra Gold Inc.	325,000	6,854,352	1.0
Detour Gold Corporation (1)	250,000	9,394,497	1.4
Eldorado Gold Corporation	650,000	12,909,000	1.9
Goldcorp Inc.	1,082,400	56,198,208	8.3
IAMGOLD Corporation	600,000	12,360,000	1.8
Kinross Gold Corporation	1,125,000	19,451,250	2.9
Lake Shore Gold Corporation (1)	1,500,000	3,467,321	0.5
NovaGold Resources Inc., (1)	2,307,691	23,769,217	3.5
Osisko Mining Corporation (1)	250,000	3,661,655	0.5

		262,898,193	38.8

Channel Islands
Randgold Resources Limited- ADRs	594,700	62,770,585	9.3

Latin America
Compañia de Minas Buenaventura S.A.A. - ADRs	909,000	42,568,470	6.3

South Africa
AngloGold Ashanti Limited	793,194	35,582,683	5.3
Gold Fields Limited	1,629,577	27,002,091	4.0

		62,584,774	9.2

United States
Newmont Mining Corporation	520,368	32,585,444	4.8
Royal Gold Inc.	210,000	16,102,800	2.4

		48,688,244	7.2

Total gold mining, exploration, development and royalty companies (Cost $201,365,661)		556,908,881	82.2

Silver mining, exploration and development companies
Canada
Tahoe Resources Inc., (1)	923,200	17,563,179	2.6

Total silver mining, exploration and development companies (Cost $6,709,422)		17,563,179	2.6

Total gold and silver investments (Cost $208,075,083)		574,472,060	84.8

UNAUDITED

ASA GOLD AND PRECIOUS METALS LIMITED
SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)
AUGUST 31, 2011

Name of Company	Shares / Principal Amount	Fair Value	Percent of Net Assets

Platinum and Palladium investments
Platinum and Palladium mining companies
South Africa
Anglo Platinum Limited	345,100	28,899,003	4.3
Impala Platinum Holdings Limited	1,322,400	33,999,059	5.0

		62,898,062	9.3

United Kingdom
Lonmin PLC- ADRs	189,700	4,047,238	0.6

		66,945,300	9.9

Exchange Traded Funds
ETFS Palladium Trust, (1)	40,000	3,097,200	0.5
ETFS Platinum Trust, (1)	10,000	1,827,500	0.3

Total platinum and palladium investments (Cost $10,105,591)		71,870,000	10.6

Diamond Mining, Exploration and Development Companies
Canada
Stornoway Diamond Corporation (1)	1,639,500	3,135,793	0.5

Total diamond mining, exploration and development companies (Cost $3,928,898)		3,135,793	0.5

Diversified Mineral Resources Companies
United Kingdom
Anglo American plc (Cost $1,762,502)	414,800	17,305,169	2.6

Total common shares (Cost $223,872,074)		666,783,022	98.5

Total investments (Cost $223,872,074) (2)		666,783,022	98.5
Cash, receivables, and other assets less liabilities		10,501,236	1.5

Net assets		677,284,258	100%

(1)	Non-income producing security.
(2)

Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2011 were $452,761,453 and $9,850,504 respectively, resulting in net unrealized appreciation on investments of $442,910,949.

ADR- American Depository Receipt

UNAUDITED

Notes to financial statements

Nine months ended August 31, 2011

1. Summary of significant accounting policies ASA Gold and Precious Metals Limited (the “Company”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended, and is organized as an exempted limited liability company under the laws of Bermuda. The following is a summary of the Company’s significant accounting policies:

A. Investments

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value”, that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded on the NYSE, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and fair value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). For example, when a security is traded on two or more markets, the Company seeks to value the security on the active market that closes for trading closest in time to the Company’s Valuation Time (generally 4:00 p.m. EST), so long as in the view of the portfolio manager that there is sufficient liquidity to provide an indicative quote.

UNAUDITED

Notes to financial statements (continued)

Nine months ended August 31, 2011

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Company’s investments at fair value:

Investments in Securities Measurements at August 31, 2011

Description (1)	Level 1	Level 2	Level 3	Total

Common Shares and Warrants
Gold and silver investments	$434,488,671	$139,983,389	$—	$574,472,060
Platinum and palladium investments	67,822,762	4,047,238	—	71,870,000
Diamond Mining, Exploration and Development Companies	3,135,793		—	3,135,793
Diversified Mineral Resources Companies		17,305,169		17,305,169

Total	$505,477,226	$161,335,796	$—	$666,783,022

(1) See schedules of investments for country classifications.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of ASU No. 2010-06 did not have a material impact on the Company’s financial statements disclosures.

UNAUDITED

Item 2. Controls and Procedures.

(a)

The registrant’s President and Chief Executive Officer and its Chief Financial Officer and Treasurer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer

Date: October 12, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President, Chief Executive Officer and
Chief Investment Officer
(Principal Executive Officer)

Date: October 12, 2011

By	/s/ Rodney D. Yee

Rodney D. Yee
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: October 12, 2011